Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual
Electronic and office equipment	3-5 years	5%
Motor vehicles	10 years	2-5%
Leasehold improvement	Shorter of lease term or the estimated useful lives of the assets	—

Estimated Useful Lives of Intangible Assets

These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets, which are set out as follows:

Category	Estimated Useful Life
Computer software	5 years
Purchased domain name	10 years

Reconciliation of Derivative Redemption Feature Measured at Fair Value on Recurring Basis

The following table presents a reconciliation of the derivative redemption feature measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the year ended December 31, 2013.

Derivative redemption feature
RMB
Balance as of December 31, 2012	—
Fair value of the derivative redemption feature on issuance date	22,355
Change in fair value of the derivative redemption feature	26,809
Settlement of the derivate redemption feature upon IPO	(49,164)

Balance as of December 31, 2013	—